ETFMG Alternative Harvest ETF
Schedule of Investments
June 30, 2021 (Unaudited)
		Shares	Value

COMMON STOCKS - 99.5%
Canada - 51.1%
Food Products - 3.9%
Village Farms International, Inc. (a)(b)(f)		5,887,095	$62,991,917
Pharmaceuticals - 47.2% (d)
Aurora Cannabis, Inc. (a)(b)(f)		11,741,122	106,139,743
Auxly Cannabis Group, Inc. (a)(b)		80,967,198	16,982,471
Canopy Growth Corp. (a)(b)		5,180,532	125,265,264
Charlottes Web Holdings, Inc. (a)(b)		10,121,042	36,169,906
Clever Leaves Holdings, Inc. (a)(b)(f)		1,553,906	15,772,146
Cronos Group, Inc. (a)(b)		11,978,393	103,014,180
Green Organic Dutchman Holdings, Ltd. (a)(b)		59,247,446	16,489,488
HEXO Corp. (a)(b)(f)		13,178,546	76,435,567
MediPharm Labs Corp. (a)(b)		27,043,877	9,817,477
Organigram Holdings, Inc. (a)(b)(f)		23,578,871	67,435,571
Tilray, Inc. (a)(b)		8,376,695	151,450,645
The Valens Co., Inc. (a)(b)		13,996,676	32,857,637
Total Pharmaceuticals			757,830,095
Total Canada			820,822,012

Ireland - 2.9%
Pharmaceuticals - 2.9% (d)
Jazz Pharmaceuticals PLC (b)		260,724	46,315,011
Total Pharmaceuticals			46,315,011

Mexico - 0.0%
Construction & Engineering - 0.0%
Empresas ICA SAB de CV (b)(c)		155,893	–
Total Construction & Engineering			–

Sweden - 0.9%
Tobacco - 0.9%
Swedish Match AB		1,694,177	14,447,253
Total Tobacco			14,447,253

United Kingdom - 5.6%
Tobacco - 5.6%
British American Tobacco PLC		1,172,335	45,407,284
Imperial Brands PLC		2,092,045	45,058,362
Total Tobacco			90,465,646

United States - 41.5%
Biotechnology - 4.9%
Arena Pharmaceuticals, Inc. (b)		768,018	52,378,828
Corbus Pharmaceuticals Holdings, Inc. (a)(b)(f)		14,111,782	25,824,561
Total Biotechnology			78,203,389
Chemicals - 2.4%
Scotts Miracle-Gro Co.		203,358	39,028,467
Machinery - 1.8%
Hydrofarm Holdings Group, Inc. (b)		476,428	28,161,659
Paper & Forest Products - 2.5%
Schweitzer-Mauduit International, Inc.		994,849	40,172,003
Pharmaceuticals - 9.7% (d)
Zynerba Pharmaceuticals, Inc. (a)(b)(f)		4,566,940	24,159,113
Specialty Retail - 9.7%
GrowGeneration Corp. (b)(f)		3,225,258	155,134,910
Tobacco - 16.2%
22nd Century Group, Inc. (a)(b)(f)		12,002,377	55,571,006
Altria Group, Inc.		926,768	44,188,298
Philip Morris International, Inc.		476,153	47,191,524
Turning Point Brands, Inc. (f)		1,033,814	47,317,667
Universal Corp.		306,433	17,457,488
Vector Group, Ltd.		3,368,320	47,628,045
Total Tobacco			259,354,028
Total United States			624,213,569
TOTAL COMMON STOCKS (Cost $1,460,725,064)			1,596,263,491

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 22.9%
ETFMG Sit Ultra Short ETF (f)		1,725,000	85,818,750
Mount Vernon Liquid Assets Portfolio, LLC., 0.10% (e)		281,548,306	281,548,306
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $367,366,904)			367,367,056

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 0.03% (c)		6,258,152	6,258,152
TOTAL SHORT-TERM INVESTMENTS (Cost $6,258,152)			6,258,152

Total Investments (Cost $1,834,350) - 122.7%			1,969,888,699
Liabilities in Excess of Other Assets - (22.7)%			(364,500,085)
TOTAL NET ASSETS - 100.0%			$1,605,388,614

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is out on loan as of June 30, 2021.
(b)	Non-income producing security.
(c)	Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy.
(d)	As of June 30, 2021 the Fund had a significant portion of its assets in the Pharmaceutical Industry.
(e)	The rate quoted is the annualized seven-day yield at June 30, 2021.
(f)	Affiliated security. A schedule of the Fund's investments in securities of affiliated securities held during the nine months ended June 30, 2021 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value a t June 30, 2021	Dividends	Shares Held A t June 30, 2021
22nd Century Group, Inc.	$-	$50,633,535	$(22,999,810)	$7,918,809	$20,018,472	$55,571,006	$-	12,002,377
Aurora Cannabis, Inc.	-	117,036,129	(3,651,717)	(216,961)	(7,027,708)	106,139,743	-	11,741,122
Clever Leaves Holdings, Inc.	-	19,599,610	(502,374)	(85,327)	(3,239,763)	15,772,146	-	1,553,906
Corbus Pharmaceuticals Holdings, Inc.	-	27,187,444	(1,045,724)	(18,175)	(298,984)	25,824,561	-	14,111,782
ETFMG Sit Ultra Short ETF	-	85,818,598	-	-	152	85,818,750	-	1,725,000
GrowGeneration Corp.	-	115,753,468	(4,910,328)	1,833,644	42,458,126	155,134,910	-	3,225,258
HEXO Corp.	-	69,678,823	(3,196,383)	1,159,200	8,793,927	76,435,567	-	13,178,546
Organigram Holdings, Inc.	-	50,303,364	(2,461,257)	770,570	18,822,894	67,435,571	-	23,578,871
Turning Point Brands, Inc.	-	66,662,741	(19,359,285)	(5,164,941)	5,179,152	47,317,667	57,083	1,033,814
Village Farms International, Inc.	-	50,295,896	(2,290,942)	677,393	14,309,570	62,991,917	-	5,887,095
Zynerba Pharmaceuticals, Inc.	-	25,770,429	(984,754)	(239,403)	(387,159)	24,159,113	-	4,566,940
	$-	$678,740,037	$(61,402,574)	$6,634,809	$98,628,679	$722,600,951	$57,083	92,604,711

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

MJ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,596,263,491	$-	$-	$1,596,263,491
Short-Term Investments	6,258,152	-	-	6,258,152
ETFMG Sit Ultra Short ETF**	85,818,750	-	-	85,818,750
Investments Purchased with Securities Lending Collateral*	-	-	-	281,548,306
Total Investments in Securities	$1,688,340,393	$-	$-	$1,969,888,699

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.